GROUP AND INDIVIDUAL FLEXIBLE PREMIUM
ANNUITY CONTRACTS
Issued by
KEYPORT LIFE INSURANCE COMPANY
SUPPLEMENT DATED AUGUST 8, 2003
TO THE
PROSPECTUS DATED MAY 1, 2003

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Sun Life Financial Services of Canada, Inc., the ultimate corporate parent of Keyport Life Insurance Company, has changed its name to Sun Life Financial Inc.

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DIA.SUP	8/03